PELP Acquisition (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
Under the terms of this transaction, at the time of purchase, the following consideration was given in exchange for the contribution of PELP’s ownership interests in 76 shopping centers, its third-party investment management business, and its captive insurance company (in thousands):

Amount
Fair value of OP units issued	$401,630
Debt assumed:
Corporate debt	432,091
Mortgages and notes payable	72,649
Cash payments	30,420
Fair value of earn-out	38,000
Total consideration	974,790
PELP debt repaid by the Company on the transaction date	(432,091)
Net consideration	$542,699

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the final purchase price allocation based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval (in thousands):

Amount
Assets:
Land and improvements	$561,100
Building and improvements	1,198,884
Intangible lease assets	197,384
Fair value of unconsolidated joint venture	16,470
Cash and cash equivalents	354
Restricted cash	5,159
Accounts receivable and other assets	33,045
Total assets acquired	2,012,396
Liabilities:
Debt assumed	464,462
Intangible lease liabilities	60,421
Accounts payable and other liabilities	33,307
Total liabilities assumed	558,190
Net assets acquired	$1,454,206
The allocation of the purchase price is based on management’s assessment, which requires a significant amount of judgment and represents management’s best estimate of the fair value as of the acquisition date.
The following table summarizes our real estate acquisitions during the six months ended June 30, 2019 and 2018 (dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price	Leased % of Rentable Square Feet at Acquisition
Murray Landing Outparcel	Columbia, SC	N/A	5/16/2019	$295	N/A
Naperville Crossings	Naperville, IL	ALDI	4/26/2019	49,585	88.0%
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	8,423	71.3%

The following table summarizes our real estate assets acquired during the year ended December 31, 2018 (excluding properties related to the Merger; dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price		Leased % of Rentable Square Feet at Acquisition
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	$8,423		71.3%
Sierra Vista Plaza	Murrieta, CA	Stater Brothers(1)	9/28/2018	22,151		81.0%
Wheat Ridge Marketplace	Wheat Ridge, CO	Safeway	10/3/2018	18,684	(2)	90.1%
Atlantic Plaza	North Reading, MA	Stop & Shop	11/9/2018	27,250		95.9%
Cinco Ranch at Market Center	Katy, TX	Target(1)	12/12/2018	21,359		96.0%

(1)	Stater Brothers and Target are in a portion of the shopping centers that we do not own.

(2)	The purchase price includes the fair value of debt assumed as part of the acquisition.
During the year ended December 31, 2017, we acquired the following real estate assets (excluding properties related to the PELP transaction; dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price		Leased % of Rentable Square Feet at Acquisition
Atwater Marketplace	Atwater, CA	Save Mart	2/10/2017	$15,047		94.6%
Rocky Ridge Station	Roseville, CA	Sprouts	4/18/2017	37,269	(1)	96.3%
Greentree Station	Racine, WI	Pick ‘n Save	5/5/2017	12,330		90.3%
Titusville Station	Titusville, FL	Publix	6/15/2017	13,830		71.7%
Sierra Station	Corona, CA	Ralph’s	6/20/2017	29,175	(1)	94.0%
Hoffman Village Station	Hoffman Estates, IL	Mariano’s	9/5/2017	34,923		93.1%
Winter Springs(2)	Winter Springs, FL	Publix	10/20/2017	24,976		91.9%
Flynn Crossing(2)	Alpharetta, GA	Publix	10/26/2017	23,806		96.4%

(1)	The purchase price includes the fair value of debt assumed as part of the acquisition.

(2)	These properties were contributed or sold to the GRP I joint venture in November 2018.
The following table summarizes the final purchase price allocation based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval (in thousands):

Amount
Assets:
Land and improvements	$561,100
Building and improvements	1,198,884
Intangible lease assets	197,384
Fair value of unconsolidated joint venture	16,470
Cash and cash equivalents	354
Restricted cash	5,159
Accounts receivable and other assets	33,045
Total assets acquired	2,012,396
Liabilities:
Debt assumed	464,462
Intangible lease liabilities	60,421
Accounts payable and other liabilities	33,307
Total liabilities assumed	558,190
Net assets acquired	$1,454,206
The following table summarizes the final purchase price allocation based on a valuation report prepared by a third-party valuation specialist that was subject to management’s review and approval (in thousands):

Amount
Assets:
Land and improvements	$269,140
Building and improvements	574,154
Intangible lease assets	93,506
Cash and cash equivalents	5,930
Accounts receivable and other assets	42,426
Management contracts	58,000
Goodwill	29,085
Total assets acquired	1,072,241
Liabilities:
Accounts payable and other liabilities	48,342
Acquired below-market leases	49,109
Total liabilities assumed	97,451
Net assets acquired	$974,790

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The fair value and weighted-average amortization periods for the intangible assets and liabilities acquired in the Merger are as follows (dollars in thousands, useful life in years):

	Fair Value	Weighted-Average Useful Life
In-place leases	$181,916	13
Above-market leases	15,468	7
Below-market leases	(60,421)	17
The fair value and weighted-average amortization periods for the intangible assets and liabilities acquired in the PELP transaction are as follows (dollars in thousands, useful life in years):

	Fair Value	Weighted-Average Useful Life
Management contracts(1)	$58,000	5
In-place leases	83,305	9
Above-market leases	10,201	7
Below-market leases	(49,109)	13

(1)
In connection with the Merger, we derecognized management contracts associated with REIT II in the amount of $39.3 million. We also derecognized the associated accumulated amortization of $8.9 million, resulting in a net derecognition of $30.4 million.

Business Combination, Results of Operations
The consolidated net assets and results of operations of PELP’s contributions are included in the consolidated financial statements from the transaction date going forward and resulted in the following impact to our consolidated statements of operations (in thousands):

	2018	2017
Revenues	$85,168	$21,202
Net (loss) income	(37,895)	1,297

Business Acquisition, Pro Forma Information
This pro forma information is presented for informational purposes only, and may not be indicative of what actual results of operations would have been had the PELP transaction occurred at the beginning of the period, nor does it purport to represent the results of future operations.

(in thousands)	2017	2016
Pro forma revenues	$402,898	$400,089
Pro forma net income (loss) attributable to stockholders	1,982	(3,956)